CAPITAL STRUCTURE - Offering and Share Repurchase Transactions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2019	May 15, 2017	Dec. 31, 2019	Dec. 31, 2017
Capital Structure [Line Items]
Shares issued		165,303,543
Gross proceeds from issuance of ordinary shares		$ 1,163,186
Offering expenses		3,686
Net proceeds from issuance of ordinary shares		$ 1,159,500
Shares issued on acquisition				55,500,738
Portion One [Member]
Capital Structure [Line Items]
Shares issued		83,307,744
Portion One [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued		27,769,248
Portion Two [Member]
Capital Structure [Line Items]
Shares issued		81,995,799
Underwriters for Resale in Public Offering [Member]
Capital Structure [Line Items]
Shares issued		47,307,744
Underwriters for Resale in Public Offering [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued		15,769,248
Underwriters to Satisfy Return Obligations [Member]
Capital Structure [Line Items]
Shares issued		81,995,799
One of the Underwriters [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued		12,000,000
Treasury Shares [Member]
Capital Structure [Line Items]
Retirement of repurchased shares (in shares)			(81,952,230)
Treasury Shares [Member] | Crown's subsidiary [Member]
Capital Structure [Line Items]
Share repurchased from shareholder for retirement (in shares)		165,303,544
Share repurchased from shareholder for retirement		$ 1,163,186
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued				165,303,543
Retirement of repurchased shares (in shares)			81,952,230	165,303,544
Shares issued on acquisition				55,500,738
Ordinary Shares [Member] | ICR Cyprus [Member]
Capital Structure [Line Items]
Shares issued on acquisition	55,500,738
Ordinary Shares [Member] | Crown's subsidiary [Member]
Capital Structure [Line Items]
Retirement of repurchased shares (in shares)				165,303,544